Average Annual Total Returns - Vanguard International Value Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) 1 Year	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) 5 Years	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) 10 Years
Total	8.99%	8.43%	5.08%	8.63%	7.72%	4.46%	5.66%	6.58%	3.97%	10.65%	8.93%	4.92%